CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest	Total
Balance at beginning at Dec. 31, 2017	$ 1,402	$ 128,139	$ 17,377,986	$ (15,924,376)	$ (4,389)	$ 1,578,762
Balance at beginning (in shares) at Dec. 31, 2017	1,401,786	128,139,418
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			32,003			32,003
Net Income (loss)				259,793	(23,122)	236,671
Cumulative Adjustment Adoption of ASC606				41,971		41,971
Preferred stock				(113,012)		(113,012)
Balance at end at Dec. 31, 2018	$ 1,402	$ 128,139	17,409,989	(15,735,624)	(27,511)	1,776,395
Balance at end (in shares) at Dec. 31, 2018	1,401,786	128,139,418
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			6,525			6,525
Net Income (loss)				(10,425)	(33,282)	(43,707)
Preferred stock				(93,234)		(93,324)
Balance at end at Sep. 30, 2019	$ 1,402	$ 128,139	17,416,514	(15,839,283)	(60,793)	1,645,979
Balance at end (in shares) at Sep. 30, 2019	1,401,786	128,139,418
Balance at beginning at Dec. 31, 2018	$ 1,402	$ 128,139	17,409,989	(15,735,624)	(27,511)	1,776,395
Balance at beginning (in shares) at Dec. 31, 2018	1,401,786	128,139,418
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock Options Issued as Compensation			15,342			15,342
Common Stock Issued as Compensation		$ 200	25,800			26,000
Common Stock Issued as Compensation (in shares)		200,000
Stock Options Exercise		$ 100	5,300			5,400
Stock Options Exercise (in shares)		100,000
Net Income (loss)				69,860	(40,537)	29,323
Preferred stock				(124,312)		(124,312)
Balance at end at Dec. 31, 2019	$ 1,402	$ 128,439	17,456,431	(15,790,076)	(68,048)	1,728,148
Balance at end (in shares) at Dec. 31, 2019	1,401,786	128,439,418
Balance at beginning at Jun. 30, 2019	$ 1,402	$ 128,139	17,414,339	(15,686,608)	(49,100)	1,808,172
Balance at beginning (in shares) at Jun. 30, 2019	1,401,786	128,139,418
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			2,175			2,175
Net Income (loss)				(121,597)	(11,693)	(133,288)
Preferred stock				(31,078)		(31,078)
Balance at end at Sep. 30, 2019	$ 1,402	$ 128,139	17,416,514	(15,839,283)	(60,793)	1,645,979
Balance at end (in shares) at Sep. 30, 2019	1,401,786	128,139,418
Balance at beginning at Dec. 31, 2019	$ 1,402	$ 128,439	17,456,431	(15,790,076)	(68,048)	1,728,148
Balance at beginning (in shares) at Dec. 31, 2019	1,401,786	128,439,418
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			116,557			116,557
Stock Options Exercise		$ 100	5,300			5,400
Stock Options Exercise (in shares)		100,000
Net Income (loss)				202,554	(17,833)	184,721
Preferred stock				(105,877)		(105,877)
Balance at end at Sep. 30, 2020	$ 1,402	$ 128,539	17,578,288	(15,693,399)	(85,881)	1,928,949
Balance at end (in shares) at Sep. 30, 2020	1,401,786	128,539,418
Balance at beginning at Jun. 30, 2020	$ 1,402	$ 128,539	17,536,117	(15,702,967)	(81,598)	1,881,493
Balance at beginning (in shares) at Jun. 30, 2020	1,401,786	128,539,418
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation			42,171			42,171
Net Income (loss)				46,218	(4,283)	41,935
Preferred stock				(36,650)		(36,650)
Balance at end at Sep. 30, 2020	$ 1,402	$ 128,539	$ 17,578,288	$ (15,693,399)	$ (85,881)	$ 1,928,949
Balance at end (in shares) at Sep. 30, 2020	1,401,786	128,539,418